Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—133.1%
ANGOLA—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)(b)		$2,504,000	$ 2,533,468
BRAZIL—2.7%
Azul Secured Finance LLP, 9.88%, 02/15/2031(a)(b)		2,684,000	2,714,195
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(a)(b)		4,164,000	1,698,121
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		4,643,000	5,072,463
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)		9,855,747	9,894,362
Total Brazil			19,379,141
CANADA—0.6%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(c)		4,246,000	4,343,883
CHINA—0.0%
Kaisa Group Holdings Ltd.
0.00%, 12/31/2026(a)(d)		100,246	251
0.00%, 12/31/2027(a)(d)		125,314	125
5.250% Cash or 6.250% PIK, 12/28/2028(a)		168,587	2,529
6.721% Cash or 7.721% PIK, 12/28/2028(a)		115,321	2,595
0.00%, 12/31/2028(a)(d)		200,493	100
5.500% Cash or 6.500% PIK, 12/28/2029(a)		282,229	4,070
0.00%, 12/31/2029(a)(d)		200,493	40
5.750% Cash or 6.750% PIK, 12/28/2030(a)		340,175	6,208
0.00%, 12/31/2030(a)(d)		250,617	125
6.000% Cash or 7.000% PIK, 12/28/2031(a)		512,512	7,688
0.00%, 12/31/2031(a)(d)		250,617	25
6.250% Cash or 7.250% PIK, 12/28/2032(a)		482,319	4,298
0.00%, 12/31/2032(a)(d)		472,803	1,182
Total China			29,236
COLOMBIA—0.1%
Ecopetrol SA, 8.88%, 01/13/2033(b)		410,000	440,695
ECUADOR—0.0%
Corp. Quiport SA, 9.00%, 12/15/2037(a)(b)(c)		334,000	359,537
FRANCE—5.1%
Altice France SA
5.38%, 04/15/2032(a)(b)	EUR	1,129,574	1,292,344
5.63%, 07/15/2032(a)(b)		1,212,653	1,398,875
Iliad Holding SAS, 8.50%, 04/15/2031(a)(b)		$5,011,000	5,365,879
Laboratoire Eimer SELAS, 5.00%, 02/01/2029(a)(b)	EUR	13,500,000	14,922,606
	Shares or Principal Amount		Value

Societe Generale SA, VRN, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(e)		$10,420,000	$ 11,129,591
Viridien, 10.00%, 10/15/2030(a)(b)		2,716,000	2,923,345
Total France			37,032,640
GERMANY—8.8%
Aroundtown Finance SARL, VRN, (fixed rate to 08/07/2029, variable rate thereafter), 7.88%, 08/07/2029(e)		8,190,000	8,398,166
Cheplapharm Arzneimittel GmbH
7.13%, 06/15/2031(a)(b)	EUR	4,900,000	5,952,829
6.75%, 02/15/2032(a)(b)		10,834,000	12,869,558
CTEC II GmbH, 5.25%, 02/15/2030(a)(b)		4,438,000	4,952,221
Deutsche Bank AG, VRN, (fixed rate to 12/01/2027, variable rate thereafter), 10.00%, 12/01/2027(a)(e)		6,000,000	7,832,197
IHO Verwaltungs GmbH, 8.750% Cash or 9.500% PIK, 05/15/2028(a)(b)		3,000,000	3,686,710
Motel One GmbH/Muenchen
7.75%, 04/02/2031(a)(b)		1,380,000	1,758,208
7.75%, 04/02/2031(a)(b)		1,840,000	2,344,277
PrestigeBidCo GmbH, FRN, 5.77%, 07/01/2029(a)(b)(f)		7,156,000	8,545,941
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)(b)		$7,733,000	7,711,064
Total Germany			64,051,171
GREECE—1.2%
Eurobank SA, VRN, (fixed rate to 11/10/2033, variable rate thereafter), 6.25%, 11/10/2033(a)(e)	EUR	4,500,000	5,356,508
Intralot Capital Luxembourg SA, 6.75%, 10/15/2031(a)(b)		3,000,000	3,503,284
Total Greece			8,859,792
INDIA—0.4%
Vedanta Resources Finance II PLC, 9.13%, 10/15/2032(a)(b)		$2,493,000	2,611,503
IRELAND—5.6%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		10,560,000	10,843,297
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)(b)		10,757,000	11,273,604
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)(b)		8,024,000	8,463,194
Virgin Media O2 Vendor Financing Notes VII DAC, 8.88%, 07/15/2033(a)(b)	GBP	7,600,000	10,294,917
Total Ireland			40,875,012
ISRAEL—0.5%
Energean PLC, 5.63%, 05/12/2031(a)(b)	EUR	3,145,000	3,744,263
ITALY—2.3%
Fibercop SpA, 7.72%, 06/04/2038(a)(b)		$10,250,000	10,542,781
Gruppo San Donato SPA, 6.50%, 10/31/2031(a)(b)	EUR	5,367,000	6,449,722
Total Italy			16,992,503
JAMAICA—1.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(a)(b)		$8,370,000	8,702,507

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
JERSEY—3.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)(b)		$11,740,000	$ 10,478,413
Waga Bondco Ltd., 8.50%, 06/15/2030(a)(b)	GBP	10,000,000	12,102,906
Total Jersey			22,581,319
LUXEMBOURG—7.0%
Cidron Aida Finco SARL
7.00%, 10/27/2031(a)(b)	EUR	4,300,000	5,208,198
9.13%, 10/27/2031(a)(b)	GBP	6,019,000	8,464,688
INEOS Finance PLC, 7.25%, 03/31/2031(a)(b)	EUR	10,000,000	9,909,949
LHMC Finco 2 SARL, 8.625% Cash or 9.375% PIK, 05/15/2030(a)(b)		5,552,578	6,858,187
Mitsubishi UFJ Investor Services & Banking Luxembourg SA, FRN, Series PRX, 6.55%, 12/15/2050(f)		7,500,000	6,035,975
SES SA, VRN, (fixed rate to 09/12/2029, variable rate thereafter), 5.50%, 09/12/2029(a)(b)		10,365,000	12,209,900
Summer BC Holdco B SARL, 5.88%, 02/15/2030(a)(b)		2,299,000	2,533,426
Total Luxembourg			51,220,323
MEXICO—2.4%
Petroleos Mexicanos
5.95%, 01/28/2031(b)		$10,785,000	10,520,886
6.75%, 09/21/2047		875,000	721,491
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		5,464,000	5,915,600
Total Mexico			17,157,977
NETHERLANDS—2.9%
Sigma Holdco BV, 8.63%, 04/15/2031(b)	EUR	10,000,000	10,575,789
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)		$9,100,000	7,994,792
5.13%, 02/28/2030(a)(b)		3,000,000	2,632,881
Total Netherlands			21,203,462
NIGERIA—0.9%
BOI Finance BV, 7.50%, 02/16/2027(a)(g)	EUR	464,000	566,297
IHS Holding Ltd.
7.88%, 05/29/2030(a)(b)		$2,589,000	2,665,294
8.25%, 11/29/2031(a)(b)		3,000,000	3,133,199
Total Nigeria			6,364,790
PERU—0.0%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		522,000	350,455
SINGAPORE—1.1%
Avation Group S Pte. Ltd., 8.50%, 05/15/2031(a)(b)		8,041,000	7,907,979
	Shares or Principal Amount		Value

SLOVENIA—5.5%
Summer BidCo BV
10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)	EUR	8,589,763	$ 10,200,914
10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)		11,548,046	13,714,071
Series PIYC, 8.88%, 01/31/2031(a)(b)		13,528,000	16,264,336
Total Slovenia			40,179,321
SOUTH AFRICA—0.0%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$200,000	191,312
SWITZERLAND—2.8%
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)(b)		8,928,000	8,838,720
12.00%, 02/15/2031(a)(b)		8,091,000	6,795,631
UBS Group AG, VRN, (fixed rate to 01/08/2031, variable rate thereafter), Series .14a, 6.63%, 01/08/2031(a)(e)		4,603,000	4,628,789
Total Switzerland			20,263,140
TURKEY—0.8%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		5,742,000	5,919,614
UKRAINE—0.1%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(h)		543,727	399,645
UNITED KINGDOM—34.8%
888 Acquisitions Ltd., 8.00%, 09/30/2031(a)(b)	EUR	15,000,000	15,327,036
Bellis Acquisition Co. PLC
8.13%, 05/14/2030(a)(b)	GBP	2,900,000	3,626,560
8.13%, 05/14/2030(a)(b)		10,620,000	13,280,713
8.00%, 07/01/2031(a)(b)	EUR	3,700,000	4,150,624
Boots Group Finco LP, 7.38%, 08/31/2032(a)(b)	GBP	3,100,000	4,389,532
Bracken MidCo1 PLC, 6.750% Cash or 7.500% PIK, 11/01/2027(a)(b)		13,384,598	18,221,850
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)(b)		$4,768,000	5,060,598
Edge Finco PLC, 8.13%, 08/15/2031(a)(b)	GBP	4,000,000	5,836,186
EnQuest PLC, 11.63%, 11/01/2027(a)(b)		$23,350,000	23,587,236
Greene King Finance PLC, Series B1, 5.70%, 12/15/2034(b)(c)(f)	GBP	5,250,000	6,641,444
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		9,051,000	13,088,665
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)(b)		$3,519,000	2,792,151
INEOS Styrolution Ludwigshafen GmbH, 2.25%, 01/16/2027(a)(b)	EUR	2,500,000	2,895,286
Market Bidco Finco PLC, 8.75%, 01/31/2031(a)(b)	GBP	9,006,000	12,101,103
Mobico Group PLC
3.63%, 11/20/2028(a)(b)		6,004,000	7,607,138
4.88%, 09/26/2031(a)(b)	EUR	6,902,000	6,946,262
PCC Global PLC, 8.25%, 11/15/2030(a)(b)		2,343,000	2,605,331
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)		15,048,000	18,459,829

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Punch Finance PLC, 7.88%, 12/30/2030(a)(b)	GBP	5,488,000	$ 7,743,581
Sherwood Financing PLC
9.63%, 12/15/2029(a)(b)		11,028,000	15,016,376
9.63%, 12/15/2029(a)(b)		2,000,000	2,723,318
Stonegate Pub Co. Financing PLC
FRN, 8.69%, 07/31/2029(a)(b)(f)	EUR	10,040,000	11,756,677
10.75%, 07/31/2029(a)(b)	GBP	6,368,000	8,761,493
UTB Partners PLC, VRN, (fixed rate to 05/30/2030, variable rate thereafter), 13.00%, 05/30/2030(a)(e)		6,930,000	10,571,442
Vanquis Banking Group PLC, VRN, (fixed rate to 10/13/2026, variable rate thereafter), 8.88%, 10/13/2026(a)(b)		3,250,000	4,536,011
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2027(a)(b)		15,000,000	21,876,292
Wolseley Group Finco PLC, 9.75%, 01/31/2031(a)(b)		2,828,000	3,833,336
Total United Kingdom			253,436,070
UNITED STATES—41.1%
1261229 BC Ltd., 10.00%, 04/15/2032(a)(b)		$5,443,000	5,585,917
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		24,822,000	14,893,200
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(a)(b)		3,971,000	4,148,919
Cable One, Inc., 4.00%, 11/15/2030(a)(b)		15,145,000	11,023,369
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		7,214,000	5,607,829
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%, 03/01/2031(a)(b)		7,503,000	7,717,698
7.00%, 02/01/2033(a)(b)		4,479,000	4,522,257
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		7,024,000	6,196,887
Celanese U.S. Holdings LLC, 7.00%, 02/15/2031(b)		8,696,000	8,894,912
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032(a)(b)		8,084,000	8,702,733
9.75%, 01/15/2034(a)(b)		1,911,000	1,992,376
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(a)(b)		1,595,000	1,585,419
6.50%, 07/01/2032(a)(b)		11,220,000	10,302,916
CoreWeave, Inc., 9.25%, 06/01/2030(a)(b)		6,500,000	6,398,588
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		9,711,000	4,287,502
Crescent Energy Finance LLC, 7.63%, 04/01/2032(a)(b)		10,501,000	10,415,759
CSC Holdings LLC
6.50%, 02/01/2029(a)(b)		2,253,000	1,442,589
5.75%, 01/15/2030(a)(b)		2,621,000	1,030,195
4.13%, 12/01/2030(a)(b)		3,925,000	2,380,136
5.00%, 11/15/2031(a)(b)		862,000	319,894
Dcli Bidco LLC, 7.75%, 11/15/2029(a)(b)		1,619,000	1,647,286
	Shares or Principal Amount		Value

Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)(b)		$13,402,000	$ 12,218,298
Encore Capital Group, Inc., 9.25%, 04/01/2029(a)(b)		3,760,000	3,942,235
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)(b)		12,193,000	12,334,353
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 05/15/2034(a)(b)		3,000,000	2,891,183
7.25%, 02/15/2035(a)(b)		8,533,000	8,256,821
ION Platform Finance U.S., Inc., 7.88%, 09/30/2032(a)(b)		8,517,000	7,469,529
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		5,211,000	5,023,879
Magnera Corp., 7.25%, 11/15/2031(a)(b)		5,234,000	4,946,200
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		23,118,000	18,597,846
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)(b)		7,979,000	7,591,958
Men's Wearhouse LLC, 9.00%, 02/01/2031(a)(b)		440,000	457,607
Midcontinent Communications, 8.00%, 08/15/2032(a)(b)		7,521,000	7,236,477
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		5,196,000	5,283,428
National Mentor Holdings, Inc., 10.50%, 12/15/2030(a)(b)		5,598,000	5,784,325
Navient Corp., 7.88%, 06/15/2032(b)		3,980,000	4,017,098
Neptune Bidco U.S., Inc.
10.38%, 05/15/2031(a)(b)		5,582,000	5,901,813
9.50%, 02/15/2033(a)(b)		911,000	927,640
New Cotai LLC, 5.00%, 02/02/2027(i)(j)		1,264,626	1,473,416
Newell Brands, Inc., 8.50%, 06/01/2028(a)(b)		4,936,000	5,175,125
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/2034(a)(b)		8,969,000	8,431,171
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(b)		5,072,000	5,161,993
Radiology Partners, Inc., 8.50%, 07/15/2032(a)(b)		2,075,000	2,178,688
Sanchez Energy Corp., 7.25%, 07/15/2023(h)		257,000	26
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029(b)		4,268,000	4,098,157
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)(b)		1,239,000	1,264,338
Staples, Inc., 10.75%, 09/01/2029(a)(b)		7,060,000	6,937,385
Telecommunications Co. Telekom Srbija AD Belgrade, 8.00%, 05/22/2028(j)	EUR	5,000,000	5,950,455
Under Armour, Inc., 7.25%, 07/15/2030(a)(b)		$3,003,000	3,066,883
Univision Communications, Inc.
8.50%, 07/31/2031(a)(b)		5,762,000	6,008,942
9.38%, 08/01/2032(a)(b)		1,967,000	2,117,782

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Venture Global LNG, Inc.
VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(e)		$14,424,000	$ 12,689,128
9.88%, 02/01/2032(a)(b)		2,859,000	3,022,809
Total United States			299,553,369
ZAMBIA—1.8%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)(b)		7,990,000	8,393,103
8.00%, 03/01/2033(a)(b)		4,219,000	4,527,244
Total Zambia			12,920,347
Total Corporate Bonds			969,604,474
BANK LOANS—2.4%
UNITED KINGDOM—2.4%
Amber Finco PLC 2025 EUR Fungible Term Loan B, 5.27%, 06/11/2029(f)	EUR	3,500,000	4,176,727
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan, 8.48%, 04/29/2029(f)	GBP	9,700,000	13,298,801
Total United Kingdom			17,475,528
Total Bank Loans			17,475,528
GOVERNMENT BONDS—0.8%
EGYPT—0.7%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		$2,929,000	3,029,257
8.50%, 01/31/2047(a)		1,223,000	1,184,395
7.90%, 02/21/2048(a)		928,000	841,683
Total Egypt			5,055,335
IVORY COAST—0.1%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(c)	EUR	919,000	1,007,678
Total Government Bonds			6,063,013
EXCHANGE-TRADED FUNDS—0.7%
iShares Broad USD High Yield Corporate Bond ETF		138,917	5,228,836
Total Exchange-Traded Funds			5,228,836
COMMON STOCKS—0.2%
AUSTRALIA—0.0%
BIS Industries Ltd.(i)(j)(k)		804,308	1
FRANCE—0.0%
Luxco Co. Ltd.(j)(k)		15,900	202,606
Shares or Principal Amount		Value

HONG KONG—0.1%
Studio City International Holdings Ltd., ADR(k)	98,050	$ 298,072
Studio City International Holdings Ltd., ADR(k)	183,525	557,916
Total Hong Kong		855,988
UNITED STATES—0.1%
Mitel(k)	2,201	22,010
New Cotai LLC(i)(j)(k)	971,487	203,041
Thunderbird Resources Equity, Inc.(i)(j)(k)	7	–
Trust Apparel Holdings LLC(j)(k)	1	117,949
Total United States		343,000
Total Common Stocks		1,401,595
SHORT-TERM INVESTMENT—8.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(l)	58,703,206	58,703,206
Total Short-Term Investment		58,703,206
Total Investments (Cost $1,073,127,698)—145.3%		1,058,476,652
Long Term Debt Securities		(180,000,000)
Liabilities in Excess of Other Assets—(20.6%)		(150,048,369)
Net Assets—100.0%		$728,428,283

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Zero coupon bond.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2026.
(g)	Denotes the security is government guaranteed.
(h)	Security is in default.
(i)	Illiquid security.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(k)	Non-income producing security.
(l)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2026
abrdn Income Credit Strategies Fund

VRN	Variable Rate Note
As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/13/2026	Goldman Sachs & Co.	GBP	16,739,026	USD	22,528,676	$22,904,527	$375,851
02/13/2026	Royal Bank of Canada	GBP	8,127,033	USD	11,112,506	11,120,471	7,965
02/13/2026	Standard Chartered Bank	GBP	893,545	USD	1,233,438	1,222,665	(10,773)
Euro/United States Dollar
02/09/2026	Goldman Sachs & Co.	EUR	10,879,000	USD	13,009,350	12,899,036	(110,314)
02/13/2026	Morgan Stanley & Co.	EUR	4,247,906	USD	4,963,316	5,037,616	74,300
02/13/2026	Royal Bank of Canada	EUR	11,219,125	USD	13,135,226	13,304,826	169,600
02/13/2026	Standard Chartered Bank	EUR	8,618,159	USD	10,015,555	10,220,325	204,770
02/13/2026	Standard Chartered Bank	EUR	11,647,276	USD	13,916,222	13,812,573	(103,649)
Hong Kong Dollar/United States Dollar
02/13/2026	BNP Paribas S.A.	HKD	51,969	USD	6,662	6,655	(7)
02/13/2026	Goldman Sachs & Co.	HKD	146,300	USD	18,775	18,735	(40)
02/13/2026	Morgan Stanley & Co.	HKD	577,851	USD	74,126	74,001	(125)
02/13/2026	Standard Chartered Bank	HKD	94,549	USD	12,146	12,108	(38)
Total						$90,633,538	$607,540

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/13/2026	Deutsche Bank AG	USD	10,403,686	GBP	7,575,247	$10,365,445	$38,241
02/13/2026	Deutsche Bank AG	USD	206,050,058	GBP	152,680,577	208,917,552	(2,867,494)
02/13/2026	Goldman Sachs & Co.	USD	23,144,005	GBP	17,212,422	23,552,289	(408,284)
United States Dollar/Euro
02/13/2026	Citibank N.A.	USD	9,000,322	EUR	7,730,974	9,168,207	(167,885)
02/13/2026	Goldman Sachs & Co.	USD	13,011,786	EUR	10,879,000	12,901,470	110,316
02/13/2026	Goldman Sachs & Co.	USD	4,213,527	EUR	3,613,074	4,284,766	(71,239)
02/13/2026	Morgan Stanley & Co.	USD	248,076,667	EUR	211,898,188	251,291,298	(3,214,631)
02/13/2026	Royal Bank of Canada	USD	1,299,447	EUR	1,082,995	1,284,330	15,117
02/13/2026	Royal Bank of Canada	USD	17,673,449	EUR	15,183,205	18,005,851	(332,402)
02/13/2026	Standard Chartered Bank	USD	1,355,291	EUR	1,153,414	1,367,840	(12,549)
United States Dollar/Hong Kong Dollar
02/13/2026	HSBC Bank PLC	USD	10,984	HKD	85,549	10,956	28
02/13/2026	Morgan Stanley & Co.	USD	48,296	HKD	376,351	48,196	100
02/13/2026	Royal Bank of Canada	USD	5,906	HKD	46,029	5,895	11
02/13/2026	UBS AG	USD	341,211	HKD	2,654,419	339,930	1,281
Total						$541,544,025	$(6,909,390)
Unrealized appreciation on forward foreign currency exchange contracts							$997,580
Unrealized depreciation on forward foreign currency exchange contracts							$(7,299,430)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
6

Notes to Portfolio of Investments  (concluded)
January 31, 2026 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
7